Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (PVP)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income ($ millions)	Adjusted Operating Income ($ millions) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$7,687,879	$13,829,085	$1,610,782	$2,482,030	$282.77	$184.64	$218.5	$876.3

2023	$5,424,092	$7,784,940	$973,594	$1,272,020	$202.00	$145.77	$47.3	$599.9

2022	$5,134,642	($592,211)	$1,286,316	$642,330	$170.74	$143.03	$24.0	$189.0

2021	$5,665,022	$13,324,194	$871,151	$1,334,099	$236.32	$137.50	$59.1	$128.6

2020	$5,597,167	$14,231,265	$1,393,619	$1,590,991	$174.53	$119.63	$308.1	$149.8

(1)
Ms. Evanko served as principal executive officer (PEO) for the full year of each 2024, 2023, 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2024, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (b) for 2023, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (c) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (d) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (e) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO).

(2)
The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (“CAP”) to our principal executive officer (PEO) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

2024 SCT Total to CAP Reconciliation

Fiscal Year	2024 PEO	2024 Non-PEO NEO Average

SCT Total	$7,687,879	$1,610,782

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,952,294)	($951,929)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$9,168,144	$1,412,073

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,069,426	$428,288

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($144,070)	($17,184)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0

Compensation Actually Paid	$13,829,085	$2,482,030

(3)	Adjusted Operating Income is a Non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Our
non-PEO
	named executive officers (NEOs) included: (a) for 2024, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (b) for 2023, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, and Mr. Belling; (c) for 2022, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote and Mr. Belling; (d) for 2021, Mr. Brinkman, Mr. Hotchkiss, Mr. Vinci, Mr. Ducote, Mr. Belling and Scott Merkle (our former CFO); and (e) for 2020, Mr. Hotchkiss, Mr. Vinci and John Bishop (our former COO).
PEO Total Compensation Amount	$ 7,687,879	$ 5,424,092	$ 5,134,642	$ 5,665,022	$ 5,597,167
PEO Actually Paid Compensation Amount	$ 13,829,085	7,784,940	(592,211)	13,324,194	14,231,265
Adjustment To PEO Compensation, Footnote
2024 SCT Total to CAP Reconciliation

Fiscal Year	2024 PEO	2024 Non-PEO NEO Average

SCT Total	$7,687,879	$1,610,782

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,952,294)	($951,929)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$9,168,144	$1,412,073

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,069,426	$428,288

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($144,070)	($17,184)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0

Compensation Actually Paid	$13,829,085	$2,482,030

Non-PEO NEO Average Total Compensation Amount	$ 1,610,782	973,594	1,286,316	871,151	1,393,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,482,030	1,272,020	642,330	1,334,099	1,590,991
Adjustment to Non-PEO NEO Compensation Footnote
2024 SCT Total to CAP Reconciliation

Fiscal Year	2024 PEO	2024 Non-PEO NEO Average

SCT Total	$7,687,879	$1,610,782

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($5,952,294)	($951,929)

+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$9,168,144	$1,412,073

± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,069,426	$428,288

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($144,070)	($17,184)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0

+ Dividends Accrued During Fiscal Year	$0	$0

Compensation Actually Paid	$13,829,085	$2,482,030

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The five items listed below represent the most important
performance
metrics we used to determine CAP for fiscal year 2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Elements of Compensation.”

Most Important Performance Measures
☐ Adjusted Operating Income ☐ EBITDA ☐ Debt Paydown ☐ ROIC ☐ Relative TSR

Total Shareholder Return Amount	$ 282.77	202	170.74	236.32	174.53
Peer Group Total Shareholder Return Amount	184.64	145.77	143.03	137.5	119.63
Net Income (Loss)	$ 218,500,000	$ 47,300,000	$ 24,000,000	$ 59,100,000	$ 308,100,000
Company Selected Measure Amount	876,300,000	599,900,000	189,000,000	128,600,000	149,800,000
PEO Name	Ms. Evanko
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(3)	Adjusted Operating Income is a Non-GAAP measure and is calculated for the periods presented by adding restructuring, transaction-related and other one-time costs to Operating Income, as reported.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Debt Paydown
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,952,294)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,168,144
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,069,426
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,070)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(951,929)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,073
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,288
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,184)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0